Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Line of Business Financial Performance

TABLE 25 Line of Business Financial Performance

	Wholesale Banking and Commercial Real Estate			Consumer and Small Business Banking
Year Ended December 31 (Dollars in Millions)	2016	2015	Percent Change	2016	2015	Percent Change
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$2,240	$2,002	11.9%	$4,752	$4,580	3.8%
Noninterest income	897	892	.6	2,527	2,485	1.7
Securities gains (losses), net	2	–	*	–	–	–
Total net revenue	3,139	2,894	8.5	7,279	7,065	3.0
Noninterest expense	1,417	1,322	7.2	4,999	4,799	4.2
Other intangibles	4	4	–	32	40	(20.0)
Total noninterest expense	1,421	1,326	7.2	5,031	4,839	4.0
Income before provision and income taxes	1,718	1,568	9.6	2,248	2,226	1.0
Provision for credit losses	365	214	70.6	93	148	(37.2)
Income before income taxes	1,353	1,354	(.1)	2,155	2,078	3.7
Income taxes and taxable-equivalent adjustment	492	493	(.2)	785	755	4.0
Net income	861	861	–	1,370	1,323	3.6
Net (income) loss attributable to noncontrolling interests	–	–	–	–	–	–
Net income attributable to U.S. Bancorp	$861	$861	–	$1,370	$1,323	3.6
Average Balance Sheet
Commercial	$70,854	$64,569	9.7%	$10,352	$9,848	5.1%
Commercial real estate	21,193	20,506	3.4	18,224	17,917	1.7
Residential mortgages	8	8	–	53,402	50,007	6.8
Credit card	–	–	–	–	–	–
Other retail	2	2	–	50,251	46,964	7.0
Total loans, excluding covered loans	92,057	85,085	8.2	132,229	124,736	6.0
Covered loans	–	–	–	4,196	4,934	(15.0)
Total loans	92,057	85,085	8.2	136,425	129,670	5.2
Goodwill	1,647	1,647	–	3,681	3,681	–
Other intangible assets	17	20	(15.0)	2,421	2,594	(6.7)
Assets	100,575	93,421	7.7	151,754	146,554	3.5
Noninterest-bearing deposits	36,849	36,345	1.4	27,544	25,829	6.6
Interest checking	8,615	7,445	15.7	43,587	39,930	9.2
Savings products	42,284	28,095	50.5	57,465	53,753	6.9
Time deposits	13,078	15,027	(13.0)	14,273	15,828	(9.8)
Total deposits	100,826	86,912	16.0	142,869	135,340	5.6
Total U.S. Bancorp shareholders’ equity	8,996	8,309	8.3	11,192	10,892	2.8
*	Not meaningful

Wealth Management and Securities Services			Payment Services			Treasury and Corporate Support			Consolidated Company
2016	2015	Percent Change	2016	2015	Percent Change	2016	2015	Percent Change	2016	2015	Percent Change

$537	$355	51.3%	$2,140	$1,930	10.9%	$2,062	$2,347	(12.1)%	$11,731	$11,214	4.6%
1,589	1,475	7.7	3,562	3,371	5.7	980	869	12.8	9,555	9,092	5.1
–	–	–	–	–	–	20	–	*	22	–	*
2,126	1,830	16.2	5,702	5,301	7.6	3,062	3,216	(4.8)	21,308	20,306	4.9
1,510	1,422	6.2	2,656	2,521	5.4	915	693	32.0	11,497	10,757	6.9
24	28	(14.3)	119	102	16.7	–	–	–	179	174	2.9
1,534	1,450	5.8	2,775	2,623	5.8	915	693	32.0	11,676	10,931	6.8
592	380	55.8	2,927	2,678	9.3	2,147	2,523	(14.9)	9,632	9,375	2.7
(4)	–	*	869	787	10.4	1	(17)	*	1,324	1,132	17.0
596	380	56.8	2,058	1,891	8.8	2,146	2,540	(15.5)	8,308	8,243	.8
217	138	57.2	750	687	9.2	120	237	(49.4)	2,364	2,310	2.3
379	242	56.6	1,308	1,204	8.6	2,026	2,303	(12.0)	5,944	5,933	.2
–	–	–	(32)	(31)	(3.2)	(24)	(23)	(4.3)	(56)	(54)	(3.7)
$379	$242	56.6	$1,276	$1,173	8.8	$2,002	$2,280	(12.2)	$5,888	$5,879	.2

$2,916	$2,322	25.6%	$7,535	$7,059	6.7%	$386	$285	35.4%	$92,043	$84,083	9.5%
520	569	(8.6)	–	–	–	3,103	3,423	(9.3)	43,040	42,415	1.5
2,272	1,816	25.1	–	–	–	–	9	*	55,682	51,840	7.4
–	–	–	20,490	18,057	13.5	–	–	–	20,490	18,057	13.5
1,553	1,517	2.4	524	596	(12.1)	–	–	–	52,330	49,079	6.6
7,261	6,224	16.7	28,549	25,712	11.0	3,489	3,717	(6.1)	263,585	245,474	7.4
–	1	*	–	–	–	30	50	(40.0)	4,226	4,985	(15.2)
7,261	6,225	16.6	28,549	25,712	11.0	3,519	3,767	(6.6)	267,811	250,459	6.9
1,566	1,567	(.1)	2,465	2,475	(.4)	–	–	–	9,359	9,370	(.1)
101	126	(19.8)	494	411	20.2	–	–	–	3,033	3,151	(3.7)
10,352	9,238	12.1	34,409	31,796	8.2	136,223	127,856	6.5	433,313	408,865	6.0
13,735	14,393	(4.6)	951	879	8.2	2,097	1,757	19.4	81,176	79,203	2.5
9,484	7,959	19.2	–	605	*	40	35	14.3	61,726	55,974	10.3
36,564	33,994	7.6	97	91	6.6	490	483	1.4	136,900	116,416	17.6
3,876	3,343	15.9	–	–	–	1,781	1,360	31.0	33,008	35,558	(7.2)
63,659	59,689	6.7	1,048	1,575	(33.5)	4,408	3,635	21.3	312,810	287,151	8.9
2,382	2,312	3.0	6,390	5,868	8.9	18,379	17,432	5.4	47,339	44,813	5.6